Inventories - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Net expense recorder for materials and supplies	$ 1,000	$ 6,900	$ 12,500
Inventories	912,457	902,872
Metal inventory adjustments
Inventories
Inventories	$ 0	$ 0	$ 1,500